Guggenheim Active INvestment Series GAINS Core Plus Fund Performance Management - Guggenheim Active INvestment Series GAINS Core Plus Fund	Sep. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown.
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	800.820.0888